Inventories (Details) - USD ($)	Jul. 31, 2015	Jul. 31, 2014
Raw materials	$ 365,248	$ 115,839
Accessory parts	848,887	635,708
Work in process	249,721	391,179
Total	$ 1,463,856	$ 1,142,726